UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if amended [ ];	Amended Number:
This Amendment (check only one.):  [  ] is a restatement.
				   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Artemis Investment Management LLC
Aaddress:	437 Madison Avenue
		28th Floor
		New York, NY 10022


13F File Number:	28-2437

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:	Jacqueline M. Kealy
Title:	Assistant Treasurer
Phone:	(212) 207-2703

Signature			Place			Date
Jacqueline Kealy	437 Madison Avenue, NY 10022  2/10/06

Report Type (check only one.):

[X ]		13F Holdings Report.
[   ]		13F Notice.
[   ]		13F Combination Report.

List of other managers reporting for this manager:
Strategic Investment Management.

I am signing this report as required by the securities exchange act of 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:

Form 13F information table entry total:		51


Form 13F information table value total (x$1000): $630,146


List of other included managers:  zero

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                                                          Artemis Investment Management
                                                                    FORM 13F
                                                                December 31, 2005

Name               Title                Value    Shares/    Sh/  Put/    Invstmt   Other
of Issuer        of Class   Cusip     (x$1000)   Pm Amt      Pm   Call    Dscretn   Mgers  Sole   Shrd   None
---------        --------   -----    ---------   ------      --   ----    -------   -----  ----   ---   ----

3Com                COM   885535104     6,811  1,892,000.00  SH           Sole           1,892,000.00
AC Moore Arts       COM   00086T103     2,565    176,300.00  SH           Sole             176,300.00
AFLAC Inc.          COM   001055102        60      1,300.00  SH           Sole               1,300.00
Aftermarket Tech    COM   008318107    14,885    765,700.00  SH           Sole             765,700.00
Alkermes            COM   01642T108    17,751    928,400.00  SH           Sole             928,400.00
Asset Acceptance    COM   04543P100        58      2,600.00  SH           Sole               2,600.00
Assured Guaranty    COM   G0585R106    21,886    862,000.00  SH           Sole             862,000.00
Blockbuster Inc.    COM   093679108     1,484    395,700.00  SH           Sole             395,700.00
Build-A-Bear        COM   120076104    10,774    363,500.00  SH           Sole             363,500.00
CRA International   COM   12618T105     5,575    116,900.00  SH           Sole             116,900.00
Church & Dwight     COM   171340102        43      1,300.00  SH           Sole               1,300.00
Cognex Corp         COM   192422103    20,666    686,800.00  SH           Sole             686,800.00
Compucredit         COM   20478N100     9,580    249,100.00  SH           Sole             249,100.00
Conexant Systems    COM   207142100    20,524  9,081,300.00  SH           Sole           9,081,300.00
Cott Corp           COM   22163N106    10,293    700,200.00  SH           Sole             700,200.00
DTS, Inc.           COM   23335C101     8,683    586,700.00  SH           Sole             586,700.00
Digimarc            COM   253807101     3,043    515,733.00  SH           Sole             515,733.00
FARO Tech.          COM   311642102    17,574    878,700.00  SH           Sole             878,700.00
Fleetwood
Enterprises         COM   339099103    16,123  1,305,500.00  SH           Sole           1,305,500.00
GameStop Corp
Class B             COM   36467W208        40      1,400.00  SH           Sole               1,400.00
General Cable       COM   369300108     5,081    257,900.00  SH           Sole             257,900.00
Hanover Compressor  COM   410768105    24,098  1,707,900.00  SH           Sole           1,707,900.00
Identix             COM   451906101    11,136  2,222,700.00  SH           Sole           2,222,700.00
Impax Lab.          COM   45256B101     2,980    278,500.00  SH           Sole             278,500.00
Infinity Property
& Casualty          COM   45665Q103    16,101    432,700.00  SH           Sole             432,700.00
Interline Brands    COM   458743101     2,482    109,100.00  SH           Sole             109,100.00
Intermagnetics      COM   458771102    18,319    574,250.00  SH           Sole             574,250.00
Intervoice          COM   461142101     1,274    160,100.00  SH           Sole             160,100.00
Investment Tech.GRP COM   46145F105    11,022    311,000.00  SH           Sole             311,000.00
Jarden              COM   471109108    19,522    647,500.00  SH           Sole             647,500.00
KV Pharmaceutical
Co Cl A             COM   482740206    19,873    964,700.00  SH           Sole             964,700.00
Labor Ready         COM   505401208    19,989    960,100.00  SH           Sole             960,100.00
Macrovision Corp.   COM   555904101     3,401    203,300.00  SH           Sole             203,300.00
Mettler Toledo
International       COM   592688105    14,197    257,200.00  SH           Sole             257,200.00
Mitsubishi UFJ
Financial Group     COM   606822104        41      3,000.00  SH           Sole               3,000.00
National
Financial Partners  COM   63607P208    22,239    423,200.00  SH           Sole             423,200.00
Nic, Inc.           COM   62914B100     6,224  1,010,400.00  SH           Sole           1,010,400.00
Nice Systems ADR    COM   653656108    21,951    455,800.00  SH           Sole             455,800.00
Novatel Wireless    COM   66987M604     1,763    145,600.00  SH           Sole             145,600.00
Nuveen Investment   COM   67090F106        38        900.00  SH           Sole                 900.00
Pacer Int'l Inc     COM   69373H106    16,261    624,000.00  SH           Sole             624,000.00
Palm Inc.           COM   696643105    12,924    406,400.00  SH           Sole             406,400.00
Plug Power          COM   72919P103     2,933    571,700.00  SH           Sole             571,700.00
Polymedica Corp.    COM   731738100    14,131    422,200.00  SH           Sole             422,200.00
Power-One Inc       COM   739308104     8,935  1,484,300.00  SH           Sole           1,484,300.00
Pra Int'l           COM   69353C101     8,918    316,800.00  SH           Sole             316,800.00
Quiksilver          COM   74838C106    20,007  1,445,600.00  SH           Sole           1,445,600.00
Redback Networks    COM   757209507    11,542    820,900.00  SH           Sole             820,900.00
Regal-Beloit        COM   758750103    22,649    639,800.00  SH           Sole             639,800.00
Regeneration
Technologies Inc.   COM   75886N100     2,616    365,868.00  SH           Sole             365,868.00
Restoration
Hardware            COM   760981100     7,655  1,271,600.00  SH           Sole           1,271,600.00
Revlon              COM   761525500    16,503  5,323,700.00  SH           Sole           5,323,700.00
Salix Pharm'l       COM   795435106    10,694    608,300.00  SH           Sole             608,300.00
Scansource          COM   806037107    12,965    237,100.00  SH           Sole             237,100.00
Stratasys           COM   862685104     8,916    356,500.00  SH           Sole             356,500.00
TNS Inc.            COM   872960109     9,786    510,200.00  SH           Sole             510,200.00
Toll Brothers Inc.  COM   889478103        31        900.00  SH           Sole                 900.00
Unica Corp          COM   904583101        55      4,600.00  SH           Sole               4,600.00
VCA Antech          COM   918194101    11,217    397,775.00  SH           Sole             397,775.00
Wabash National     COM   929566107    11,339    595,200.00  SH           Sole             595,200.00
Watsco Inc.         COM   942622200     9,916    165,800.00  SH           Sole             165,800.00
TOTAL PORTFOLIO
REPORT SUMMARY                   61   630,146



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